PROPERTY, EQUIPMENT AND SOFTWARE (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 4.7	$ 2.1
Office Building [Member]
Property, Plant and Equipment [Line Items]
Asset collateral amount	$ 2.8